UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            360 Global Capital, LLC
Address:         529 Fifth Avenue, 8th Floor
                 New York, NY 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Duncan Huyler
Title:   Chief Financial Officer
Phone:   212-946-3555

Signature, Place, and Date of Signing:
 /s/ DUNCAN HUYLER                   New York, NY               August 9, 2011
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:    $134,338
                                          (thousands)

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC. CMN             COM NEW         003687209   5,355    263,800 SH            SOLE                263,800
-------------------------------------------------------------

ACCURIDE CORP CMN                   COM NEW         00439T206   4,468    353,800 SH            SOLE                353,800
-------------------------------------------------------------

AMERICAN AXLE & MFG HOLDINGS INC    COM             024061103   5,412    475,600 SH            SOLE                475,600
-------------------------------------------------------------

BELO CORPORATION CMN SERIES A       COM SER A       080555105     823    109,300 SH            SOLE                109,300
-------------------------------------------------------------

CHEMTURA CORPORATION CMN            COM NEW         163893209   7,278    399,900 SH            SOLE                399,900
-------------------------------------------------------------

CUMMINS INC COMMON STOCK            COM             231021106   6,706     64,800 SH            SOLE                 64,800
-------------------------------------------------------------

DANA HOLDING CORPORATION CMN        COM             235825205   5,307    290,000 SH            SOLE                290,000
-------------------------------------------------------------

DIRECTV CMN                         COM CL A        25490A101   4,721     92,900 SH            SOLE                 92,900
-------------------------------------------------------------

FORD MOTOR COMPANY CMN              COM PAR $0.01   345370860   6,204    449,900 SH            SOLE                449,900
-------------------------------------------------------------

GENERAL MOTORS COMPANY CMN          COM             37045V100  12,376    407,658 SH            SOLE                407,658
-------------------------------------------------------------

THE GOODYEAR TIRE & RUBBER
  COM*PANY CMN                      COM             382550101   6,763    403,300 SH            SOLE                403,300
-------------------------------------------------------------

HEXCEL CORPORATION (NEW) CMN        COM             428291108   4,610    210,600 SH            SOLE                210,600
-------------------------------------------------------------

LEAR CORPORATION CMN                COM NEW         521865204   7,429    138,910 SH            SOLE                138,910
-------------------------------------------------------------

LIBERTY MEDIA-STARZ SER A
  TRACKING STOCK                    LIB STAR COM A  53071M708   7,052     93,724 SH            SOLE                 93,724
-------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.
  CMN CLASS A                       SHS -A-         N53745100   5,917    153,600 SH            SOLE                153,600
-------------------------------------------------------------

MERITOR INC CMN                     COM             59001K100   7,125    444,230 SH            SOLE                444,230
-------------------------------------------------------------

NII HOLDINGS, INC. CMN CLASS B      CL B NEW        62913F201   8,860    209,064 SH            SOLE                209,064
-------------------------------------------------------------

SOLUTIA INC. CMN                    COM NEW         834376501   8,452    369,900 SH            SOLE                369,900
-------------------------------------------------------------

TRW AUTOMOTIVE HOLDINGS CORP. CMN   COM             87264S106   5,986    101,400 SH            SOLE                101,400
-------------------------------------------------------------

TELECOMUNICACOES DE SAO PAULO
  *S.A. ADR                         SPON ADR PFD    87929A102   4,077    137,258 SH            SOLE                137,258
-------------------------------------------------------------

TIM PARTICIPACOES S.A.
  SPONSORED ADR LNKD TO             SPON ADR PFD    88706P106   4,408     89,581 SH            SOLE                 89,581
-------------------------------------------------------------

WABASH NATIONAL CORP. CMN           COM             929566107   5,006    534,300 SH            SOLE                534,300
-------------------------------------------------------------

                                                              134,338
-------------------------------------------------------------